MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Amortized cost	$ 19,634
Unrealized gains	0
Unrealized losses	(32)
Fair Value	19,602
Corporate Debt Securities [Member] | Maturing within one year [Member]
Amortized cost	19,463
Unrealized gains	0
Unrealized losses	(32)
Fair Value	19,431
Accrued Interest [Member]
Amortized cost	171
Unrealized gains	0
Unrealized losses	0
Fair Value	$ 171